Financial Debt - Financial debt related to convertible bond instrument (Details) - Convertible bonds				6 Months Ended	12 Months Ended
	May 20, 2026 EUR (€)	Mar. 02, 2026 EUR (€)	Nov. 13, 2025 EUR (€) M € / shares	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Jun. 09, 2026 € / shares
Disclosure of financial debt
Notional amount			€ 45,000,000
Maturity term			3 years
Debt Instruments Principal Amount | € / shares			€ 100
Principal Instalment Per Bond Instrument | € / shares			8.5
Principal Instalment Per Bond Instrument Last Instalment | € / shares			6.5
Conversion price | € / shares			€ 5			€ 1.48
Duration utilized in determining fair value of liabilities | M			36
Difference between the transaction price and the fair value at initial recognition				€ 8,700,000	€ 8,586,000
Principal amount of debt converted	€ 1,900,000	€ 1,900,000
Interest amount of debt converted	€ 335,000	€ 246,000
Percentage of share price	90.00%	90.00%
First tranche
Disclosure of financial debt
Notional amount			€ 22,500,000	€ 22,500,000
Borrowings, interest rate			6.50%
Second tranche
Disclosure of financial debt
Notional amount			€ 22,500,000